Related parties	12 Months Ended
Dec. 31, 2024
Related parties
Related parties

30Related parties

30.1Subsidiaries

IHS Holding Limited (“the Parent”) is the ultimate parent of the related parties at the year-end, which are as follows:

				Ownership
				interests	Ownership
				held	interests held
			Country of	by the Group	by the Group
Entity name		Principal activity(a)	incorporation	2024	2023
IHS Fiber Brasil - Cessão de Infraestruturas Ltda.		Holding company	Brazil	100%	100%
IHS Brasil - Cessão de Infraestruturas S.A.		Operating	Brazil	100%	100%
IHS Brasil Serviços de Infraestrutura Ltda.	(b)	Operating	Brazil	100%	100%
I-Systems Soluções de Infraestrutura S.A.		Operating	Brazil	51%	51%
San Gimignano Imoveis e Adminsitracao Ltda.		Provision of land management	Brazil	100%	100%
Centennial Towers of Colombia Ltd.		Financing company	British Virgin Islands	100%	100%
IHS Cameroon S.A.		Operating	Cameroon	100%	100%
Centennial Towers Colombia S.A.S.		Operating	Colombia	100%	100%
IHS Towers Colombia S.A.S		Operating	Colombia	100%	100%
Polar Breeze Colombia S.A.S		Operating	Colombia	100%	100%
IHS Côte d’Ivoire S.A.		Operating	Côte d’Ivoire	100%	100%
IHS Telecom Towers Egypt S.A.E.		Operating	Egypt	80%	80%
IHS KSA Limited	(c)	Operating	Kingdom of Saudi Arabia	—%	100%
IHS Kuwait Limited	(c)	Operating	Kuwait	—%	100%
IHS Mauritius Cameroon Limited		Holding company	Mauritius	100%	100%
IHS Mauritius Côte d’Ivoire Limited		Holding company	Mauritius	100%	100%
IHS Mauritius Netherlands Limited		Holding company	Mauritius	100%	100%
IHS Mauritius Rwanda Limited		Holding company	Mauritius	100%	100%
IHS Mauritius Zambia Limited		Holding company	Mauritius	100%	100%
Centennial Towers Brasil Cooperatief U.A.		Holding company	Netherlands	100%	100%
Centennial Towers of Brasil B.V.		Holding company	Netherlands	100%	100%
IHS Netherlands (Interco) Coöperatief U.A.		Holding company	Netherlands	100%	100%
IHS Netherlands BR B.V		Holding company	Netherlands	100%	100%
IHS Netherlands Connect B.V.		Holding company	Netherlands	100%	100%
IHS Netherlands EGY B.V.		Holding company	Netherlands	100%	100%
IHS Netherlands GCC B.V.	(c)	Holding company	Netherlands	—%	100%
IHS Netherlands KSA B.V.	(c)	Holding company	Netherlands	—%	100%
IHS Netherlands NG1 B.V.		Holding company	Netherlands	100%	100%
IHS Netherlands NG2 B.V.		Holding company	Netherlands	100%	100%
IHS Netherlands PHP B.V		Holding company	Netherlands	100%	100%
IHS Netherlands RSA B.V		Holding company	Netherlands	100%	100%
Nigeria Tower Interco B.V.		Holding company	Netherlands	100%	100%
IHS Netherlands Holdco B.V.		Provision of finance	Netherlands	100%	100%
Global Independent Connect Limited		Operating	Nigeria	100%	100%
IHS Nigeria Limited		Operating	Nigeria	100%	100%
IHS Towers NG Limited		Operating	Nigeria	100%	100%
INT Towers Limited		Operating	Nigeria	100%	100%
INT Towers NG Finco 1 PLC		Provision of finance	Nigeria	100%	n/a
IHS E-Services (NG) Limited		Provision of management services	Nigeria	100%	100%
IHS Peru S.A.C.	(c)	Operating	Peru	—%	100%
IHS Rwanda Limited		Operating	Rwanda	100%	100%
Rwanda Towers Limited		Operating	Rwanda	100%	100%
IHS South Africa Holding Proprietary Limited		Holding company	South Africa	100%	100%
IHS Towers South Africa Proprietary Limited		Operating	South Africa	100%	100%
IHS GCC MAR Holding Limited		Holding company	United Arab Emirates	100%	100%
IHS FinCo Management Limited		Provision of finance	United Arab Emirates	100%	100%
IHS GCC Limited		Provision of management services	United Arab Emirates	100%	100%
IHS SSC FZE		Provision of management services	United Arab Emirates	100%	100%
IHS GCC KW Holding Limited	(c)	Provision of management services	United Arab Emirates	—%	70%
IHS Africa (UK) Limited		Provision of management services	United Kingdom	100%	100%
IHS Towers Inc.		Provision of management services	United States of America	100%	100%
IHS Zambia Limited		Operating	Zambia	100%	100%
(a)All operating subsidiaries provide telecommunication support services as their principal activity.
(b)Entity renamed during the current period.
(c)Entity disposed of during the current period.

The shares of the Parent are widely owned by various investors. No investor has the full controlling right over the Company.

30.2Key management personnel

Key management personnel comprise the Non-Executive Directors of the Company and the Group’s Executive Officers. The compensation in relation to key management personnel is as follows:

	2024	2023	2022
	$’000	$’000	$’000
Key management compensation
Short‑term employee benefits	22,712	18,354	19,980
Post-employment benefits	674	154	1,723
Termination benefits	1,250	—	—
	24,636	18,508	21,703
Share-based payments	10,012	6,696	5,380
	34,648	25,204	27,083

30.3Other related party transactions and balances

As described in note 28.2, in December 2024, the Group received clearance from the Competition Commission of South Africa for the subscription of 30% of the shares in its subsidiary, IHS South Africa, by SATH, a consortium of B-BBEE parties. The transaction completed in January 2025. The completion of this transaction satisfies one of the conditions set by the Competition Commission of South Africa, to achieve and maintain certain B-BBEE contributor levels.

Capgro Trust, a family trust for the Phuthuma Nhleko family, is the sole shareholder of K2022644716 (South Africa) Proprietary Limited, which holds a 45% stake in SATH. Mr. Phuthuma Nhleko, one of our directors, serves as a trustee of the Capgro Trust and has agreed that he is prohibited from receiving, directly or indirectly, in his personal capacity, any proceeds of dividends or other distributions originating from IHS South Africa or as a result of the notional vendor funding arrangements.

During the year ended December 31, 2024, DAR Telecom Consulting LLC (“DAR Telecom”) was paid $nil (2023: $nil, 2022: $175,000) for services provided by Mr. Sam Darwish, the Chairman & Group Chief Executive Officer. DAR Telecom is controlled by Mr. Darwish. These amounts are included in Key Management Compensation.

During the year ended December 31, 2024, the Group incurred costs on behalf of Mr. Darwish of $nil (2023: $nil, 2022: $26,910) which were fully repaid by DAR Telecom.

During the year ended December 31, 2022, the Group entered into an arm’s length agreement to sub-lease office space from a subsidiary company of Wendel Group, a significant shareholder of the Company. Under the sub-lease agreement, the Group paid rent and utilities for the year ended December 31, 2024, amounting to $134,631 and was refunded the deposit previously paid of $195,298 (2023: $366,896, 2022: rent and utilities of $343,600 and a deposit of $195,298). The sub-lease agreement was terminated on May 31, 2024.

During the year ended December 31, 2023, the Group entered into an arm’s length agreement for the provision of consulting services from Teneo. Ms. Ursula Burns, one of our directors, is the Chairwoman of the Board of Teneo Worldwide, LLC. The total fees paid to Teneo for the year ended December 31, 2024, were $2,309,009 (2023: $750,000, 2022: $nil).

There were no other material transactions or balances between the Group and its key management personnel or members of their close family.